Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 5,332	$ 4,347	$ 1,570
Escrow receivable			11,562
Marketable securities	10,313	5,335
Prepaid expenses and other current assets	1,059	313	547
Total current assets	16,704	9,995	13,679
Marketable securities		3,189
Property and equipment, net	496	427	126
Other assets	35	966
Total	17,235	14,577	13,805
Current liabilities:
Accounts payable	2,340	2,183	348
Accrued expenses and other current liabilities	1,360	1,369	1,257
Total liabilities	3,700	3,552	1,605
Commitments
Stockholders' equity:
Preferred stock
Common stock	1	1
Additional paid-in capital	62,669	45,211	34,805
Accumulated deficit	(49,135)	(34,169)	(22,605)
Other comprehensive income (loss)		(18)
Total stockholders' equity	13,535	11,025	12,200
Total	17,235	14,577	13,805
Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock